Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Text Block] (Tables)	6 Months Ended
Sep. 30, 2019
Text Block [Abstract]
Summary of Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Table Text Block]

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed	Gross amounts not offset in the condensed consolidated balance sheet
At March 31, 2019			consolidated balance sheet	Financial instruments	Cash collateral received/pledged	Net amounts
	(in billions)
Financial assets:
Derivative assets	¥13,205	¥—	¥13,205	¥(10,752)	¥(590)	¥1,863
Receivables under resale agreements	13,885	(2,910)	10,975	(9,793)	(20)	1,162
Receivables under securities borrowing transactions	2,759	—	2,759	(2,693)	—	66

Total	¥29,849	¥(2,910)	¥26,939	¥(23,238)	¥(610)	¥3,091

Financial liabilities:
Derivative liabilities	¥12,710	¥—	¥12,710	¥(10,671)	¥(933)	¥1,106
Payables under repurchase agreements	28,125	(2,900)	25,225	(24,930)	(15)	280
Payables under securities lending transactions	913	—	913	(880)	—	33
Obligations to return securities received as collateral	3,087	—	3,087	(1,244)	—	1,843

Total	¥44,835	¥(2,900)	¥41,935	¥(37,725)	¥(948)	¥3,262

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed	Gross amounts not offset in the condensed consolidated balance sheet
At September 30, 2019			consolidated balance sheet	Financial instruments	Cash collateral received/pledged	Net amounts
	(in billions)
Financial assets:
Derivative assets	¥14,975	¥—	¥14,975	¥(11,956)	¥(726)	¥2,293
Receivables under resale agreements	18,104	(1,857)	16,247	(15,349)	(23)	875
Receivables under securities borrowing transactions	2,874	—	2,874	(2,802)	—	72

Total	¥35,953	¥(1,857)	¥34,096	¥(30,107)	¥(749)	¥3,240

Financial liabilities:
Derivative liabilities	¥14,182	¥—	¥14,182	¥(11,999)	¥(1,003)	¥1,180
Payables under repurchase agreements	28,468	(1,852)	26,616	(26,286)	(13)	317
Payables under securities lending transactions	1,111	—	1,111	(1,075)	—	36
Obligations to return securities received as collateral	3,391	—	3,391	(1,196)	—	2,195

Total	¥47,152	¥(1,852)	¥45,300	¥(40,556)	¥(1,016)	¥3,728